Risk Management (Details) - Schedule of market risk - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loss Limit [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	$ 33,550	$ 32,865
Effect on capital	95,710	84,864
Loss Limit [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	38,231	36,619
Effect on capital	43,329	34,991
Loss Limit [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	33,550	32,865
Effect on capital	95,710	84,864
High [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	23,982	31,233
Effect on capital	57,176	80,097
High [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	9,713	8,545
Effect on capital	33,388	32,205
High [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	28,699	25,709
Effect on capital	76,738	78,259
Low [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	15,459	13,694
Effect on capital	39,957	41,653
Low [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	255	698
Effect on capital	20,371	1,055
Low [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	16,515	12,854
Effect on capital	66,098	56,857
Weighted Average [Member] | Financial management portfolio - local currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	21,366	24,018
Effect on capital	49,580	62,916
Weighted Average [Member] | Financial management portfolio - foreign currency [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	3,173	3,733
Effect on capital	26,310	17,615
Weighted Average [Member] | Financial management portfolio - consolidated [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	23,438	21,041
Effect on capital	$ 71,003	$ 69,577